Deferred Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in deferred acquisition costs
Balance at beginning of year, deferred acquisition costs	$ 3,749.1	$ 3,398.5	$ 3,509.9
Costs deferred during the year	378.9	461.2	456.6
Amortization of deferred acquisition costs	(383.4)	(284.2)	(386.9)
Adjustment related to unrealized (gains) losses on available-for-sale securities and derivative instruments	934.8	173.6	(181.1)
Balance at end of year, deferred acquisition costs	$ 4,679.4	$ 3,749.1	$ 3,398.5